Securitisations and Covered Bonds - Additional Information (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Holmes [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	£ 3,200,000,000	£ 1,700,000,000
Cash deposits	218,000,000	0
Fosse [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	200,000,000	600,000,000
Cash deposits	0	24,000,000
Langton [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	£ 2,300,000,000	£ 2,300,000,000